Annual Total Returns- SmartRetirement Blend 2030 Fund (R2 R3 R4 R5 R6 Shares) [BarChart] - R2 R3 R4 R5 R6 Shares - SmartRetirement Blend 2030 Fund - Class R6	2013	2014	2015	2016	2017	2018	2019	2020
Total	18.05%	6.89%	(0.85%)	7.87%	17.44%	(6.59%)	20.41%	12.17%